Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2012
Debt Disclosure [Abstract]
Schedule of Long-term Debt
Long-term debt at December 31, 2012 and 2011 consisted of the following (in thousands):

	2012	2011
New Senior Secured Debt --
$100 million term A loan facility, due May 2017	$92,500	$—
$365 million term B loan facility, due May 2019	334,088	—
$75 million revolving credit facility, due May 2017	—	—
Old Senior Secured Debt (repaid May 2012) --
$75 million revolving credit facility	—	43,000
$50 million term loan facility	—	43,750
	$426,588	$86,750